Investor A, Institutional | BLACKROCK U.S. TREASURY MONEY MARKET PORTFOLIO
Fund Overview Key Facts About BlackRock U.S. Treasury Money Market Portfolio
Investment Objective
The investment objective of BlackRock U.S. Treasury Money Market Portfolio (the “U.S. Treasury Money Market Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Treasury Money Market Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Investor A, Institutional - BLACKROCK U.S. TREASURY MONEY MARKET PORTFOLIO		Investor A Shares	Institutional Shares
Management Fee		0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.16%	0.24%
Total Annual Fund Operating Expenses	[2]	0.86%	0.69%
Fee Waivers and/or Expense Reimbursements	[3]		(0.28%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3]	0.86%	0.41%
[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund's most recent annual report, which do not include the restatement of Other Expenses to reflect current fees.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 60, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.88% (for Investor A Shares) and 0.41% (for Institutional Shares) until August 1, 2016. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the U.S. Treasury Money Market Portfolio.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Investor A, Institutional - BLACKROCK U.S. TREASURY MONEY MARKET PORTFOLIO - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	88	274	477	1,061
Institutional Shares	42	193	356	832

Principal Investment Strategies of the Fund
The U.S. Treasury Money Market Portfolio seeks to achieve its investment objective by investing 80% of its net assets in short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury and related repurchase agreements.

The Fund may invest in U.S. Treasury Floating Rate Notes (FRNs). These are two-year notes issued by the U.S. Treasury that reset their interest rates on a weekly basis. At maturity, the face value of an FRN is paid to the note holder.

The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (“SEC”).
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
  Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Fund is still evaluating its strategy to implement the new regulations.
  Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
  Variable and Floating Rate Instrument Risk — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.
  When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information
The information shows you how the U.S. Treasury Money Market Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Fund. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by phone at (800) 882-0052.
Investor A Shares ANNUAL TOTAL RETURNS U.S. Treasury Money Market Portfolio As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.16% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2014). The year-to-date return as of June 30, 2015 was 0.00%.
As of 12/31/14 Average Annual Total Returns
Average Annual Total Returns - Investor A, Institutional - BLACKROCK U.S. TREASURY MONEY MARKET PORTFOLIO	1 Year	5 Years	10 Years
Investor A Shares	none	none	1.22%
Institutional Shares	none	none	1.34%

To obtain the Fund’s current 7-day yield, call (800) 441-7762.